Document and Entity Information	Dec. 15, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Matterport, Inc./DE
Amendment Flag	false
Entity Central Index Key	0001819394
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39790
Entity Tax Identification Number	85-1695048
Entity Address, Address Line One	352 East Java Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(650)
Local Phone Number	641-2241
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Matterport Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	MTTR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	MTTRW
Security Exchange Name	NASDAQ